RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Narrative) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liability	$ 2,703,129	$ 3,657,296
Right-of-use asset	$ 2,706,368
IFRS 16 Leases [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liability		1,374,800
Right-of-use asset		$ 1,374,800